General (Details) - USD ($) $ in Thousands	1 Months Ended
	Nov. 30, 2015	Jun. 30, 2018	Dec. 31, 2017	[1]
General [Abstract]
Accumulated deficit		$ (43,325)	$ (38,472)
Description of warrants to purchase ADS	Each ADS represents 20 ordinary shares with no par value. Each Series A Warrant enables the purchase of 1 ADS.

[1]	Restated due to full retrospective method of adoption of IFRS 15, see Note 3(2).